Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt	Debt consisted of the following as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Term note - current	$4,100	$—
Term note - non-current	—	4,100
Total debt	$4,100	$4,100